REVENUE	12 Months Ended
Dec. 31, 2021
Revenue From Contracts With Customers [Abstract]
REVENUE	REVENUE Revenue has been disaggregated into categories to reflect how the nature, timing and uncertainty of revenue and cash flows are affected by economic factors.Revenue Disaggregation

	2021				2020
For the years ended December 31	Pipelines	Facilities	Marketing & New Ventures	Total	Pipelines	Facilities	Marketing & New Ventures	Total
($ millions)
Take-or-pay(1)	1,642	754	—	2,396	1,664	740	—	2,404
Fee-for-service(1)	348	138	—	486	295	117	—	412
Product sales(2)	—	—	5,577	5,577	—	—	2,956	2,956
Revenue from contracts with customers	1,990	892	5,577	8,459	1,959	857	2,956	5,772
Operational finance lease income	17	2	—	19	15	—	—	15
Fixed operating lease income	116	33	—	149	131	35	—	166
Total external revenue	2,123	927	5,577	8,627	2,105	892	2,956	5,953
(1)    Revenue recognized over time.
(2)    Revenue recognized at a point in time.
Contract Liabilities
Significant changes in the contract liabilities balances during the period are as follows:

	2021			2020
For the years ended December 31 ($ millions)	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities	Take-or-Pay	Other Contract Liabilities	Total Contract Liabilities
Opening balance	3	289	292	8	223	231
Additions (net in the period)	—	64	64	3	117	120
Revenue recognized from contract liabilities(1)	—	(65)	(65)	(8)	(51)	(59)
Closing balance	3	288	291	3	289	292
Less current portion(2)	(3)	(68)	(71)	(3)	(59)	(62)
Ending balance	—	220	220	—	230	230
(1)    Recognition of revenue related to performance obligations satisfied in the current period that were included in the opening balance of contract liabilities.
(2)    As at December 31, 2021, the balance includes $3 million of cash collected under take-or-pay contracts which will be recognized within one year as the customer chooses to ship, process, or otherwise forego the associated service.
Contract liabilities depict Pembina's obligation to perform services in the future for cash and non-cash consideration which has been received from customers. Contract liabilities include up-front payments or non-cash consideration received from customers for future transportation, processing and storage services. Contract liabilities also include consideration received from customers for take-or-pay commitments where the customer has a make-up right to ship or process future volumes under a firm contract. These amounts are non-refundable should the customer not use its make-up rights.
Pembina does not have any contract assets. In all instances where goods or services have been transferred to a customer in advance of the receipt of customer consideration, Pembina's right to consideration is unconditional and has therefore been presented as a receivable.
Revenue Allocated to Remaining Performance Obligations
Pembina expects to recognize revenue in future periods that includes current unsatisfied remaining performance obligations totaling $14.5 billion (2020: $16.1 billion as restated). Over the next five years, this remaining performance obligation will be recognized annually ranging from $2.0 billion (2020: $1.9 billion as restated) declining to $1.3 billion (2020: $1.5 billion as restated). Subsequently, up to 2047 (2020: 2047), Pembina will recognize from $1.1 billion (2020: $1.3 billion as restated) to $7 million (2020: $7 million as restated) per year.
In preparing the above figures, Pembina has taken the practical expedient to exclude contracts that have original expected durations of one year or less. Variable consideration relating to flow through costs are not included in the amounts presented. These flow through costs do not impact net income or cash flow, and due to the long-term nature of the contracts there is significant uncertainty in estimating these amounts. In addition, Pembina excludes contracted revenue amounts for assets not yet in-service unless both Board of Directors approval and regulatory approval for the asset has been obtained.
Effective December 31, 2021, Pembina elected to change its policy for preparing the above figures to include contracts that are accounted for using the practical expedient to recognize revenue in an amount equal to Pembina's right to invoice. The inclusion of these contracts results in reliable and more relevant information for readers of the Company's Consolidated Financial Statements as this methodology results in a more complete value of Pembina's revenue allocated to remaining performance obligations. This change in policy was applied retrospectively and the prior period restated figures are shown above.